Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share and Paid-in Capital [Member]	Translation Reserve [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Defined Benefit Plans [Member]	Reserve for Gains and Losses on measuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other Comprehensive Income [Member]	Other Miscellaneous Reserves [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of the parent to Shareholders of Enel Chile [Member]	Non-controlling Interests [Member]	Total
Opening balance at Dec. 31, 2022	$ 5,964,284	$ (591,742)	$ (459,844)		$ 4	$ (1,051,582)	$ (3,423,044)	$ (4,474,626)	$ 3,319,546	$ 4,809,203	$ 342,436	$ 5,151,639
Comprehensive income
Profit (loss)									754,195	754,195	55,432	809,627
Other comprehensive income (loss)		(104,393)	(156,405)	$ (1)		(260,799)	16	(260,783)		(260,783)	(14,505)	(275,288)
TOTAL COMPREHENSIVE INCOME										493,412	40,927	534,339
Dividends									(218,134)	(218,134)	(24,988)	(243,122)
Increase (decrease) from other changes		(23,818)		1		(23,817)	8,289	(15,528)	(1)	(15,529)	534	(14,995)
Total changes in equity		(128,211)	(156,405)			(284,616)	8,305	(276,311)	536,060	259,750	16,473	276,223
Closing balance at Dec. 31, 2023	5,964,284	(719,953)	(616,249)		4	(1,336,198)	(3,414,739)	(4,750,937)	3,855,606	5,068,953	358,909	5,427,862	[1]
Comprehensive income
Profit (loss)									153,763	153,763	48,669	202,432
Other comprehensive income (loss)		(476,513)	454,837	(2,344)		(24,020)		(24,020)		(24,020)	(8,321)	(32,341)
TOTAL COMPREHENSIVE INCOME										129,743	40,348	170,091
Dividends									(225,506)	(225,506)	(36,639)	(262,145)
Increase (decrease) from other changes				2,344		2,344	3,226	5,570	(2,344)	3,226	6,268	9,494
Total changes in equity		(476,513)	454,837			(21,675)	3,226	(18,450)	(74,087)	(92,537)	9,977	(82,560)
Closing balance at Dec. 31, 2024	5,964,284	(1,196,466)	(161,411)		4	(1,357,873)	(3,411,514)	(4,769,387)	3,781,518	4,976,415	368,887	5,345,302	[1]
Increase (decrease) due changes in accounting policies	(2,068,389)	1,651,564	166,141		(2)	1,817,703	1,150,658	2,968,361	(899,972)
Equity at beginning of period as restated	3,895,895	455,098	4,730		2	459,830	(2,260,856)	(1,801,026)	2,881,546	4,976,415	368,887	5,345,302
Comprehensive income
Profit (loss)									537,629	537,629	47,270	584,899
Other comprehensive income (loss)		75,223	(7,145)	(262)		67,816		67,816		67,816	642	68,458
TOTAL COMPREHENSIVE INCOME										605,445	47,912	653,357
Dividends									(407,766)	(407,766)	(43,284)	(451,050)
Increase (decrease) from other changes				$ 262		262	1,775	2,037	(262)	1,775	123	1,898
Total changes in equity		75,223	(7,145)			68,078	1,775	69,853	129,601	199,454	4,751	204,205
Closing balance at Dec. 31, 2025	$ 3,895,895	$ 530,321	$ (2,415)		$ 2	$ 527,908	$ (2,259,081)	$ (1,731,173)	$ 3,011,147	$ 5,175,869	$ 373,638	$ 5,549,507

[1]	See Note 3.